Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000015677
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 30,396	$ 29,775	$ 29,465	$ 29,129	$ 28,436	$ 26,911	$ 28,419	$ 27,359	$ 25,995	$ 25,543	$ 24,323	$ 22,306	$ 22,762	$ 23,741	$ 24,197	$ 23,334	$ 21,879	$ 21,879	$ 21,736	$ 21,166	$ 21,707	$ 20,393	$ 21,677	$ 20,575	$ 18,762	$ 20,735	$ 21,431	$ 19,731	$ 21,444	$ 21,466	$ 23,455	$ 22,640	$ 22,830	$ 24,188	$ 23,052	$ 23,521	$ 22,024	$ 23,108	$ 22,665	$ 22,242	$ 21,665	$ 21,396	$ 20,325	$ 19,550	$ 19,281	$ 19,358	$ 18,559	$ 16,591	$ 17,050	$ 17,797	$ 16,658	$ 15,761	$ 15,477	$ 14,816	$ 13,225	$ 15,390	$ 16,725	$ 16,731	$ 16,239	$ 15,722	$ 15,400	$ 15,060	$ 15,416	$ 15,198	$ 14,266	$ 15,237	$ 14,608	$ 14,423	$ 13,905	$ 12,873	$ 14,201	$ 14,040	$ 15,220	$ 15,109	$ 14,646	$ 14,163	$ 14,051	$ 13,780	$ 13,604	$ 13,933	$ 14,485	$ 13,697	$ 13,547	$ 13,166	$ 12,871	$ 12,556	$ 12,604	$ 12,281	$ 12,256	$ 12,000	$ 11,834	$ 11,886	$ 11,455	$ 11,308	$ 11,130	$ 10,643	$ 10,804	$ 10,788	$ 10,739	$ 10,316	$ 10,369	$ 10,142	$ 10,080	$ 9,447	$ 9,603	$ 10,277	$ 10,461	$ 10,383	$ 9,583	$ 9,892	$ 10,556	$ 10,319	$ 10,461	$ 10,191	$ 10,166	$ 10,210	$ 9,556	$ 9,801	$ 9,836	$ 9,579	$ 9,425
C000015680
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 29,874	29,284	28,989	28,685	28,015	26,532	28,033	27,005	25,683	25,254	24,065	22,076	22,545	23,527	23,997	23,152	21,726	21,743	21,606	21,052	21,606	20,317	21,607	20,525	18,723	20,706	21,411	19,726	21,450	21,489	23,496	22,696	22,900	24,279	23,151	23,637	22,151	23,253	22,822	22,411	21,850	21,583	20,515	19,749	19,489	19,584	18,788	16,802	17,280	18,051	16,910	16,008	15,723	15,066	13,457	15,674	17,036	17,049	16,562	16,044	15,729	15,390	15,760	15,551	14,608	15,613	14,978	14,790	14,273	13,220	14,596	14,439	15,666	15,562	15,089	14,601	14,499	14,228	14,049	14,402	14,982	14,179	14,033	13,647	13,348	13,029	13,086	12,756	12,739	12,487	12,317	12,382	11,939	11,795	11,616	11,116	11,291	11,281	11,238	10,801	10,864	10,636	10,578	9,917	10,087	10,800	11,001	10,925	10,091	10,423	11,127	10,885	11,041	10,768	10,746	10,799	10,114	10,378	10,420	10,155	10,000
C000148203
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 33,346	32,658	32,305	31,925	31,160	29,482	31,124	29,948	28,454	27,950	26,613	24,392	24,891	25,946	26,444	25,491	23,898	23,889	23,727	23,094	23,684	22,249	23,636	22,431	20,446	22,590	23,344	21,482	23,345	23,360	25,522	24,628	24,824	26,294	25,047	25,549	23,924	25,085	24,604	24,130	23,505	23,204	22,039	21,190	20,896	20,972	20,106	17,964	18,455	19,260	18,026	17,048	16,730	16,019	14,290	16,630	18,059	18,059	17,525	16,962	16,613	16,241	16,620	16,376	15,375	16,414	15,734	15,522	14,965	13,844	15,276	15,099	16,359	16,237	15,729	15,210	15,084	14,791	14,593	14,944	15,529	14,684	14,521	14,108	13,790	13,448	13,493	13,141	13,112	12,836	12,651	12,708	12,238	12,078	11,882	11,364	11,529	11,511	11,454	10,999	11,053	10,810	10,739	10,058	10,222	10,932	11,129	11,039	10,191	10,517	11,216	10,962	11,111	10,827	10,796	10,844	10,152	10,410	10,444	10,165	10,000
C000015682
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 33,149	32,461	32,110	31,741	30,975	29,314	30,948	29,783	28,296	27,803	26,468	24,264	24,761	25,817	26,305	25,364	23,773	23,773	23,611	22,985	23,564	22,143	23,530	22,329	20,350	22,491	23,235	21,387	23,240	23,264	25,412	24,524	24,719	26,185	24,946	25,454	23,834	24,997	24,510	24,044	23,419	23,118	21,956	21,120	20,827	20,902	20,036	17,905	18,400	19,202	17,970	16,994	16,686	15,970	14,256	16,583	18,017	18,017	17,480	16,924	16,575	16,202	16,580	16,342	15,340	16,379	15,698	15,496	14,939	13,820	15,248	15,076	16,336	16,211	15,709	15,190	15,067	14,773	14,576	14,930	15,515	14,670	14,505	14,096	13,778	13,439	13,485	13,132	13,106	12,830	12,649	12,699	12,239	12,079	11,881	11,362	11,531	11,511	11,455	11,003	11,056	10,811	10,746	10,066	10,225	10,941	11,136	11,049	10,196	10,528	11,228	10,973	11,119	10,835	10,800	10,847	10,150	10,408	10,440	10,166	10,000
C000015683
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 3,319,749	3,251,067	3,216,012	3,179,160	3,101,846	2,935,900	3,099,155	2,982,771	2,834,170	2,784,039	2,650,719	2,429,683	2,479,373	2,584,918	2,634,480	2,539,629	2,380,739	2,380,739	2,364,543	2,301,260	2,359,940	2,217,068	2,355,733	2,235,711	2,038,027	2,252,046	2,326,383	2,141,713	2,326,987	2,329,329	2,544,776	2,456,155	2,475,636	2,622,132	2,498,413	2,549,205	2,386,534	2,503,378	2,454,735	2,408,148	2,345,586	2,315,514	2,199,328	2,115,132	2,085,812	2,093,312	2,006,743	1,793,711	1,842,625	1,923,265	1,800,094	1,702,583	1,671,037	1,599,439	1,427,477	1,661,319	1,804,591	1,804,591	1,750,870	1,695,257	1,659,812	1,622,940	1,660,697	1,636,946	1,536,614	1,640,997	1,572,420	1,552,093	1,495,840	1,383,939	1,527,075	1,509,399	1,635,807	1,623,283	1,573,073	1,520,726	1,508,273	1,478,981	1,459,275	1,494,590	1,553,567	1,468,556	1,452,515	1,411,159	1,379,385	1,345,424	1,349,949	1,314,755	1,311,539	1,283,965	1,265,916	1,271,340	1,224,846	1,208,848	1,189,440	1,137,110	1,154,082	1,152,403	1,146,763	1,101,175	1,106,296	1,082,389	1,075,357	1,007,278	1,023,637	1,095,152	1,114,520	1,105,438	1,020,670	1,053,228	1,123,558	1,097,670	1,112,526	1,083,680	1,080,666	1,085,137	1,015,115	1,040,890	1,044,355	1,016,935	1,000,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,257	33,540	32,763	32,293	31,259	29,853	31,180	30,211	28,663	28,269	26,939	24,638	25,248	26,493	26,965	26,069	24,419	24,306	24,009	23,272	23,840	22,342	23,721	22,504	20,833	22,957	23,874	21,840	23,836	23,872	26,208	25,353	26,068	27,626	26,550	26,911	25,165	26,377	25,635	25,113	24,499	24,384	23,138	22,294	21,666	21,846	20,960	18,752	19,215	19,944	18,581	17,553	17,173	16,312	14,408	16,602	18,080	18,060	17,553	16,914	16,563	16,281	16,585	16,331	15,260	16,298	15,666	15,398	14,893	13,742	15,119	14,817	15,946	15,885	15,356	14,844	14,749	14,381	14,333	14,666	15,225	14,432	14,273	13,851	13,540	13,258	13,217	12,960	12,870	12,708	12,575	12,567	12,099	11,860	11,641	11,200	11,423	11,414	11,398	10,980	10,955	10,767	10,709	10,011	10,015	10,584	10,778	10,743	9,939	10,219	10,873	10,667	10,871	10,731	10,655	10,789	10,200	10,488	10,513	10,244	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,257	33,540	32,763	32,293	31,259	29,853	31,180	30,211	28,663	28,269	26,939	24,638	25,248	26,493	26,965	26,069	24,419	24,306	24,009	23,272	23,840	22,342	23,721	22,504	20,833	22,957	23,874	21,840	23,836	23,872	26,208	25,353	26,068	27,626	26,550	26,911	25,165	26,377	25,635	25,113	24,499	24,384	23,138	22,294	21,666	21,846	20,960	18,752	19,215	19,944	18,581	17,553	17,173	16,312	14,408	16,602	18,080	18,060	17,553	16,914	16,563	16,281	16,585	16,331	15,260	16,298	15,666	15,398	14,893	13,742	15,119	14,817	15,946	15,885	15,356	14,844	14,749	14,381	14,333	14,666	15,225	14,432	14,273	13,851	13,540	13,258	13,217	12,960	12,870	12,708	12,575	12,567	12,099	11,860	11,641	11,200	11,423	11,414	11,398	10,980	10,955	10,767	10,709	10,011	10,015	10,584	10,778	10,743	9,939	10,219	10,873	10,667	10,871	10,731	10,655	10,789	10,200	10,488	10,513	10,244	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,257	33,540	32,763	32,293	31,259	29,853	31,180	30,211	28,663	28,269	26,939	24,638	25,248	26,493	26,965	26,069	24,419	24,306	24,009	23,272	23,840	22,342	23,721	22,504	20,833	22,957	23,874	21,840	23,836	23,872	26,208	25,353	26,068	27,626	26,550	26,911	25,165	26,377	25,635	25,113	24,499	24,384	23,138	22,294	21,666	21,846	20,960	18,752	19,215	19,944	18,581	17,553	17,173	16,312	14,408	16,602	18,080	18,060	17,553	16,914	16,563	16,281	16,585	16,331	15,260	16,298	15,666	15,398	14,893	13,742	15,119	14,817	15,946	15,885	15,356	14,844	14,749	14,381	14,333	14,666	15,225	14,432	14,273	13,851	13,540	13,258	13,217	12,960	12,870	12,708	12,575	12,567	12,099	11,860	11,641	11,200	11,423	11,414	11,398	10,980	10,955	10,767	10,709	10,011	10,015	10,584	10,778	10,743	9,939	10,219	10,873	10,667	10,871	10,731	10,655	10,789	10,200	10,488	10,513	10,244	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,257	33,540	32,763	32,293	31,259	29,853	31,180	30,211	28,663	28,269	26,939	24,638	25,248	26,493	26,965	26,069	24,419	24,306	24,009	23,272	23,840	22,342	23,721	22,504	20,833	22,957	23,874	21,840	23,836	23,872	26,208	25,353	26,068	27,626	26,550	26,911	25,165	26,377	25,635	25,113	24,499	24,384	23,138	22,294	21,666	21,846	20,960	18,752	19,215	19,944	18,581	17,553	17,173	16,312	14,408	16,602	18,080	18,060	17,553	16,914	16,563	16,281	16,585	16,331	15,260	16,298	15,666	15,398	14,893	13,742	15,119	14,817	15,946	15,885	15,356	14,844	14,749	14,381	14,333	14,666	15,225	14,432	14,273	13,851	13,540	13,258	13,217	12,960	12,870	12,708	12,575	12,567	12,099	11,860	11,641	11,200	11,423	11,414	11,398	10,980	10,955	10,767	10,709	10,011	10,015	10,584	10,778	10,743	9,939	10,219	10,873	10,667	10,871	10,731	10,655	10,789	10,200	10,488	10,513	10,244	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,425,678	$ 3,353,964	$ 3,276,305	$ 3,229,309	$ 3,125,853	$ 2,985,277	$ 3,117,953	$ 3,021,105	$ 2,866,320	$ 2,826,896	$ 2,693,909	$ 2,463,801	$ 2,524,824	$ 2,649,333	$ 2,696,503	$ 2,606,858	$ 2,441,935	$ 2,430,614	$ 2,400,865	$ 2,327,247	$ 2,383,975	$ 2,234,185	$ 2,372,120	$ 2,250,380	$ 2,083,299	$ 2,295,716	$ 2,387,383	$ 2,183,969	$ 2,383,595	$ 2,387,224	$ 2,620,848	$ 2,535,294	$ 2,606,829	$ 2,762,584	$ 2,655,040	$ 2,691,140	$ 2,516,525	$ 2,637,685	$ 2,563,492	$ 2,511,322	$ 2,449,933	$ 2,438,358	$ 2,313,805	$ 2,229,436	$ 2,166,645	$ 2,184,638	$ 2,096,027	$ 1,875,208	$ 1,921,546	$ 1,994,438	$ 1,858,062	$ 1,755,280	$ 1,717,304	$ 1,631,238	$ 1,440,841	$ 1,660,241	$ 1,807,984	$ 1,806,035	$ 1,755,343	$ 1,691,422	$ 1,656,319	$ 1,628,098	$ 1,658,474	$ 1,633,112	$ 1,525,982	$ 1,629,842	$ 1,566,577	$ 1,539,770	$ 1,489,343	$ 1,374,182	$ 1,511,879	$ 1,481,725	$ 1,594,561	$ 1,588,529	$ 1,535,616	$ 1,484,388	$ 1,474,851	$ 1,438,141	$ 1,433,270	$ 1,466,557	$ 1,522,451	$ 1,443,228	$ 1,427,316	$ 1,385,077	$ 1,354,021	$ 1,325,788	$ 1,321,654	$ 1,295,989	$ 1,287,003	$ 1,270,785	$ 1,257,490	$ 1,256,696	$ 1,209,865	$ 1,186,016	$ 1,164,145	$ 1,119,991	$ 1,142,265	$ 1,141,362	$ 1,139,848	$ 1,098,020	$ 1,095,539	$ 1,076,684	$ 1,070,860	$ 1,001,121	$ 1,001,465	$ 1,058,434	$ 1,077,824	$ 1,074,275	$ 993,863	$ 1,021,870	$ 1,087,273	$ 1,066,712	$ 1,087,106	$ 1,073,067	$ 1,065,503	$ 1,078,939	$ 1,020,003	$ 1,048,811	$ 1,051,260	$ 1,024,439	$ 1,000,000